Earnings per share - Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Detail) - shares shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation	1,224.7	1,249.1	1,250.0
Dilutive share options outstanding		0.1	0.3
Other potentially issuable shares	12.3	8.1	10.3
Weighted average shares used in diluted EPS calculation	1,237.0	1,257.3	1,260.6